REVENUES - Disaggregation of Revenue (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 42,503,233	$ 51,577,737	$ 119,796,571
Revenue	42,596,673	51,626,779	119,825,847
Digital Assets
Disaggregation of Revenue [Line Items]
Revenue	42,497,063	51,565,491	119,785,259
Data Centers
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue	99,610	61,288	40,588
Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	42,410,806	51,520,590	119,755,983
Revenue	42,497,063	51,565,491	119,785,259
Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Revenue	0	0	0
Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	92,427	57,147	40,588
Revenue	99,610	61,288	40,588
Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	42,155,920	51,488,120	119,724,879
Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	42,155,920	51,488,120	119,724,879
Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	103,194	50,811	34,271
Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	74,962	29,240	31,104
Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	28,232	21,571	3,167
Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	180,814	5,685	7,510
Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	179,924	3,230	0
Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	890	2,455	7,510
Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	63,305	33,121	29,911
Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	63,305	33,121	29,911
Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	7,951	982	0
Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	5,852	982	0
Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0
Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	2,099	0	0
Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	85,489	48,060	29,276
Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	80,405	43,919	29,276
Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0
Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	$ 5,084	$ 4,141	$ 0